INVESTMENTS (Net Investment Income) (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Interest and Dividend Income Operating	$ 1,391	$ 4,560	$ 2,036
Investment Income Investment Expense	(50)	(55)	(56)
Investment Income Interest Expense	(3)	(3)	(4)
Total net investment income (loss)	1,338	4,502	1,976
Realized Investment Gains Losses	(97)	(47)	(184)
Unrealized Gain Loss On Derivatives	746	1,071	684
Schedule Of Gain Loss On Investments Including Marketable Securities And Investments Held At Cost Income Statement Reported Amounts Summary [Abstract]
Investment (gains) losses, net	(97)	(47)	(184)
Fixed Maturities [Member]
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Interest and Dividend Income Operating	1,529	1,555	1,616
Realized Investment Gains Losses	(89)	(29)	(200)
Mortgage Loans On Real Estate [Member]
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Interest and Dividend Income Operating	264	241	231
Realized Investment Gains Losses	(7)	(14)	(18)
Real Estate Investment [Member]
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Interest and Dividend Income Operating	14	19	20
Equity Method Investments [Member]
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Interest and Dividend Income Operating	189	116	111
Realized Investment Gains Losses	(13)	(4)	34
Policy Loans [Member]
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Interest and Dividend Income Operating	226	229	234
Short Term Investments [Member]
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Interest and Dividend Income Operating	15	5	11
Derivative [Member]
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Interest and Dividend Income Operating	(978)	2,374	(284)
Realized Investment Gains Losses	232	1,303	(968)
Broker Dealer Related Receivables [Member]
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Interest and Dividend Income Operating	14	13	12
Trading Assets Excluding Debt And Equity Securities [Member]
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Interest and Dividend Income Operating	85	(29)	49
Other Investments [Member]
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Interest and Dividend Income Operating	33	37	36
Realized Investment Gains Losses	$ 12	$ 0	$ 0